Inventories and current intangible assets (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Fuel stocks	£ 94	£ 151
Raw materials and consumables	253	265
Current intangible assets – emission allowances	92	133
Inventories and current intangible assets	439	549
Inventory valuation reserve	£ 10	£ 21